Shareholders’ Equity (Details) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2026 USD ($) $ / shares shares	Jun. 30, 2025 $ / shares	Jun. 30, 2026 ₪ / shares	Dec. 31, 2025 ₪ / shares shares
Shareholders’ Equity [Line Items]
Ordinary shares authorized (in Shares)	3,454,112,863			3,454,112,863
Ordinary shares, par value | ₪ / shares			₪ 0.00001	₪ 0.00001
Voting rights	one
Unrecognized compensation costs (in Dollars) | $	$ 108,877
Weighted average period	2 years 7 months 17 days
Employee Share Purchase Plan [Member]
Shareholders’ Equity [Line Items]
Share issued (in Shares)	2,218,509
Allowable percent increase in number of shares authorized	1.00%
RSUs and PSUs [Member]
Shareholders’ Equity [Line Items]
Weighted average fair value at grant date | $ / shares	$ 12.03	$ 22.73